SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling and Commission Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Sales and broker commissions	¥ 67,723	¥ 133,414	¥ 117,657
Practical expedient on incremental cost of obtaining contract	true